Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0002144472
Registrant Name	New Carlyle Credit Solutions
Form Type	N-14
Submission Type	N-14 8C
Fee Exhibit Type	EX-FILING FEES